Share capital (Details 1) - $ / shares	3 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Sep. 30, 2024
Stock Options [Member]
Statement [Line Items]
Balance at beginning (in shares)	4,842,789	4,878,288	4,880,288	4,880,288	4,714,388
Balance at beginning	$ 2.37	$ 2.37	$ 2.52	$ 2.52	$ 2.44
Excercised (in shares)		(18,000)			(252,700)
Exercised during the year	$ 0	$ 3.25			$ 2.65
Granted (in shares)	484,000				443,000
Granted	$ 2.50	$ 0	$ 0		$ 3.42
Expired during the year (in shares)	(12,000)	(17,499)	(2,000)		(24,400)
Expired during the year	$ 3.42	$ 3.42	$ 3.42		$ 2.87
Balance at ending (in shares)	5,314,789	4,842,789	4,878,288	5,314,789	4,880,288
Balance at ending	$ 2.58	$ 2.37	$ 2.37	$ 2.58	$ 2.52
Number of shares outstanding	5,314,789	4,842,789	4,878,288	5,314,789	4,880,288
Number Of Exercisable	3,207,805			3,207,805
Stock Options 13 [Member]
Statement [Line Items]
Balance at ending (in shares)	42,900			42,900
Number of shares outstanding	42,900			42,900
Weighted Average Remaining Contractual Life Of Outstanding Share Options				3 months
Number Of Exercisable	42			42
Stock Options1 [Member]
Statement [Line Items]
Balance at ending (in shares)	484,000			484,000
Number of shares outstanding	484,000			484,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options				9 years 9 months 10 days
Number Of Exercisable	133,333			133,333
Stock Options 2 [Member]
Statement [Line Items]
Balance at ending (in shares)	441,000			441,000
Number of shares outstanding	441,000			441,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options				8 years 9 months 3 days
Number Of Exercisable	205,007			205,007
Stock Options 3 [Member]
Statement [Line Items]
Balance at ending (in shares)	1,002,000			1,002,000
Number of shares outstanding	1,002,000			1,002,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options				7 years 9 months 10 days
Number Of Exercisable	281,676			281,676
Stock Options 4 [Member]
Statement [Line Items]
Balance at ending (in shares)	298,000			298,000
Number of shares outstanding	298,000			298,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options				6 years 11 months 19 days
Number Of Exercisable	298,000			298,000
Stock Options 5 [Member]
Statement [Line Items]
Balance at ending (in shares)	20,000			20,000
Number of shares outstanding	20,000			20,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options				6 years 4 months 28 days
Number Of Exercisable	20,000			20,000
Stock Options 6 [Member]
Statement [Line Items]
Balance at ending (in shares)	1,494,667			1,494,667
Number of shares outstanding	1,494,667			1,494,667
Weighted Average Remaining Contractual Life Of Outstanding Share Options				6 years 2 months 12 days
Number Of Exercisable	694,667			694,667
Stock Options 7 [Member]
Statement [Line Items]
Balance at ending (in shares)	270,268			270,268
Number of shares outstanding	270,268			270,268
Weighted Average Remaining Contractual Life Of Outstanding Share Options				5 years 2 months 12 days
Number Of Exercisable	270,268			270,268
Stock Options 8 [Member]
Statement [Line Items]
Balance at ending (in shares)	1,024,000			1,024,000
Number of shares outstanding	1,024,000			1,024,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options				4 years 29 days
Number Of Exercisable	1,024,000			1,024,000
Stock Options 9 [Member]
Statement [Line Items]
Balance at ending (in shares)	116,566			116,566
Number of shares outstanding	116,566			116,566
Weighted Average Remaining Contractual Life Of Outstanding Share Options				2 years 7 months 24 days
Number Of Exercisable	116,566			116,566
Stock Options 10 [Member]
Statement [Line Items]
Balance at ending (in shares)	10,667			10,667
Number of shares outstanding	10,667			10,667
Weighted Average Remaining Contractual Life Of Outstanding Share Options				2 years 1 month 2 days
Number Of Exercisable	10,667			10,667
Stock Options 11 [Member]
Statement [Line Items]
Balance at ending (in shares)	101,121			101,121
Number of shares outstanding	101,121			101,121
Weighted Average Remaining Contractual Life Of Outstanding Share Options				1 year 6 months
Number Of Exercisable	101,121			101,121
Stock Options 12 [Member]
Statement [Line Items]
Balance at ending (in shares)	9,600			9,600
Number of shares outstanding	9,600			9,600
Weighted Average Remaining Contractual Life Of Outstanding Share Options				7 months 13 days
Number Of Exercisable	9,600			9,600